Schedule of Aggregate Restricted Stock Awards and Restricted Stock Unit Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of unvested shares, beginning balance	70,667	9,730
Weighted averag exercise price, beginning balance	$ 0.42	$ 3.72
Aggregate value of unvested shares, beginning balance	$ 29,949	$ 36,148
Number of unvested shares, granted		204,111
Weighted average exercise price, granted		$ 2.92
Aggregate value of unvested shares, granted		$ 595,846
Number of unvested shares, vested		(143,174)
Weighted average exercise price, vested		$ 3.07
Aggregate value of unvested shares, vested		$ 423,077
Number of unvested shares, forfeitures
Weighted average exercise price, forfeitures
Aggregate value of unvested shares, forfeitures
Number of unvested shares, ending balance		70,667
Weighted average exercise price, ending balance		$ 0.42
Aggregate value of unvested shares, ending balance		$ 29,949
Aggregate value of unvested shares, vested		$ (423,077)
Restricted Stock [Member] | 2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of unvested shares, beginning balance	3,533
Weighted averag exercise price, beginning balance	$ 8.40
Aggregate value of unvested shares, beginning balance	$ 29,949
Number of unvested shares, granted	13,272
Weighted average exercise price, granted	$ 8.88
Aggregate value of unvested shares, granted	$ 117,847
Number of unvested shares, vested	(16,505)
Weighted average exercise price, vested	$ 18.82
Aggregate value of unvested shares, vested	$ 310,554
Number of unvested shares, forfeitures
Weighted average exercise price, forfeitures
Aggregate value of unvested shares, forfeitures
Number of unvested shares, ending balance	300	3,533
Weighted average exercise price, ending balance	$ 18.42	$ 8.40
Aggregate value of unvested shares, ending balance	$ 5,525	$ 29,949
Aggregate value of unvested shares, vested	$ (310,554)